LONG-TERM DEBT - Bank Credit and Letter of Credit Facilities (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Apr. 01, 2016 CAD
Disclosure of detailed information about borrowings [line items]
Long-term debt	CAD 12,692		CAD 15,330
Short-term borrowings	1,585		800
Revolving Credit Facility Due March 2022
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	CAD 3,200
Revolving Credit Facility Due March 2022 | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	0.00%	0.00%
Revolving Credit Facility Due March 2022 | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	1.25%	1.25%
Revolving Credit Facility Due March 2022 | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	0.85%	0.85%
Revolving Credit Facility Due March 2022 | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	2.25%	2.25%
Revolving Credit Facility due September 2020
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	CAD 2,500				CAD 2,500
Revolving Credit Facility Tranche due March 2020
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	700
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		301
Bank Credit Facilities, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Long-term debt			100
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Long-term debt | $				$ 150
Bank and Letter of Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	3,300		2,900
Long-term debt	100		400
Undrawn borrowing facilities	2,300		2,400
US commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	CAD 935	$ 746	0	$ 0
Non-Revolving Credit Facility Due April 2018
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			CAD 301		CAD 1,000